Employee Benefit Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 179
2020	183
2021	188
2022	191
2023	196
2024-28	996
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	50
2020	51
2021	53
2022	55
2023	56
2024-28	$ 285